Share Based Compensation - Schedule of Intrinsic Value Per Option at the Date of Grant (Detail)	12 Months Ended
Mar. 31, 2019 ₨ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options granted	625,124
Option Grants on June 10, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jun. 10, 2017
No. of options granted	53,236
Deemed fair value of equity shares | ₨ / shares	₨ 1,009
Valuation used	Market price
Option Grants on June 21, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jun. 21, 2017
No. of options granted	46,925
Deemed fair value of equity shares | ₨ / shares	₨ 1,033
Valuation used	Market price
Option Grants on August 29, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Aug. 29, 2017
No. of options granted	78,344
Deemed fair value of equity shares | ₨ / shares	₨ 923
Valuation used	Market price
Option Grants on October 20, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Oct. 20, 2017
No. of options granted	5,082
Deemed fair value of equity shares | ₨ / shares	₨ 1,005
Valuation used	Market price
Option Grants on October 25, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Oct. 25, 2017
No. of options granted	25,134
Deemed fair value of equity shares | ₨ / shares	₨ 1,004
Valuation used	Market price
Option Grants on November 6, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Nov. 06, 2017
No. of options granted	20,594
Deemed fair value of equity shares | ₨ / shares	₨ 1,003
Valuation used	Market price
Option Grants on December 5, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Dec. 05, 2017
No. of options granted	3,689
Deemed fair value of equity shares | ₨ / shares	₨ 857
Valuation used	Market price
Option Grants on March 31, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2018
No. of options granted	316,550
Deemed fair value of equity shares | ₨ / shares	₨ 862
Valuation used	Market price
Option Grants on February 1, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Feb. 01, 2019
No. of options granted	99,000
Deemed fair value of equity shares | ₨ / shares	₨ 763
Valuation used	Market price
Option Grants on March 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2019
No. of options granted	526,124
Deemed fair value of equity shares | ₨ / shares	₨ 779
Valuation used	Market price